Stockholders' Equity (Deficit) - Additional Information (Detail) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended		89 Months Ended	2 Months Ended
	Aug. 05, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Aug. 31, 2010
Changes In Equity And Comprehensive Income Line Items [Line Items]
Aggregate number of shares vested					210,000
Aggregate number of restricted shares					4,550,000
Fair value of common stock cash consideration					$ 1,000
Share repurchase right description			The Company has a right of repurchase with respect to early exercised restricted shares at an amount equal to the lower of (i) the exercise price of each restricted share being repurchased and (ii) the fair market value of such restricted share at the time the Company's right of repurchase is exercised. The Company's right to repurchase these shares lapses 25% after one year and 1/48th of the total number of shares originally granted per month for 36 months thereafter.
Shares subject to repurchase		0		30,000
Net proceeds from initial public offering		106,973,000
Conversion of preferred stock, common stock issued upon conversion	10,689,027
Warrants [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common stock, shares issued during period	407,131
Underwriting discount or commissions	0
Conversion of preferred stock, common stock issued upon conversion	407,131
Conversion of warrants into shares of common stock, value	600,000
IPO [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common stock, shares issued during period	6,900,000
Common stock, shares issued, price per share	17.00
Net proceeds from initial public offering	106,500,000
Over-Allotment Option [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common stock, shares issued during period	900,000
Private Placement [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common stock, shares issued during period	588,235
Common stock, shares issued, price per share	17.00
Proceeds from issue of common stock	10,000,000
Common Stock [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Aggregate number of restricted shares				98,958
Shares repurchased, number of shares						1,200,000
Shares subject to repurchase			0
Common Stock [Member] | IPO [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common stock, shares issued during period		6,000,000
Common Stock [Member] | Private Placement [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common stock, shares issued during period		588,235